Property and Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property and Equipment
NOTE 9 - PROPERTY AND EQUIPMENT

	Office Furniture and Equipment	Leasehold Improvements	Computer Equipment	Total

Cost:

At January 1, 2019	$10,117	$239,555	$52,966	$302,638

Additions	30,529	74,641	32,952	138,122

Acquisitions	253,057	64,366	232,175	549,598

Impairment	–	–	(14,460)	(14,460)

Effect of movement in exchange rates	(1,339)	(1,973)	(6,990)	(10,302)

At December 31, 2019	$292,364	$376,589	$296,643	$965,596

Additions	30,543	–	97,145	127,688

Effect of movement in exchange rates	(917)	(1,351)	(6,964)	(9,232)

Balance at December 31, 2020	$321,990	$375,238	$386,824	$1,084,052

Additions	–	–	626,841	626,841

Disposals	(29,459)	(43,409)	(124,544)	(197,412)

Effect of movement in exchange rates	(504)	(744)	(4,588)	(5,836)

Balance at December 31, 2021	$292,027	$331,085	$884,533	$1,507,645

Accumulated depreciation:

At January 1, 2019	$410	$13,433	$13,318	$27,161

Depreciation	44,729	71,143	123,272	239,144

Effect of movement in exchange rates	(1,321)	(1,577)	(8,363)	(11,261)

At December 31, 2019	$43,818	$82,999	$128,227	$255,044

Depreciation	78,289	77,906	175,027	331,222

Effect of movement in exchange rates	(923)	(1,436)	(6,242)	(8,601)

Balance at December 31, 2020	$121,184	$159,469	$297,012	$577,665

Depreciation	75,117	73,864	336,765	485,746

Disposals	(29,458)	(43,409)	(123,240)	(196,107)

Other movements	6,746	–	(6,746)	–

Effect of movement in exchange rates	(505)	(744)	(7,813)	(9,062)

Balance at December 31, 2021	$173,084	$189,180	$495,978	$858,242

Carrying amounts:

Balance at December 31, 2020	$200,806	$215,769	$89,812	$506,387

Balance at December 31, 2021	$118,943	$141,905	$388,555	$649,403